Other non-financial assets, non-current (Tables)	12 Months Ended
Mar. 31, 2020
Other non-financial assets, non-current
Schedule of other non financial assets, non-current

	March 31,
	2019	2020
Fair value adjustment—financial assets	30,696	—
Restricted asset	224,218	223,618
Total	254,914	223,618
Non-current	254,914	223,618
Current	—	—
Total	254,914	223,618